Long-Term Debt (Estimated Fair Values Of Long-Term Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
New Term Loan A [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	$ 708,688
New Term Loan B [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	1,393,000
Predecessor Term Loan [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments		2,448,211
2020 Senior Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	910,000
2016 Senior Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	416,000	405,000
2028 Notes [Member]
Long-Term Debt And Capital Lease Obligations [Line Items]
Estimated fair values of long-term debt instruments	$ 94,391	$ 109,543